Form N-1A Supplement	Mar. 31, 2026
Militia Long/Short Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Militia Long/Short Equity ETF (ORR)
(the “Fund”)

August 21, 2026
Supplement to the Summary Prospectus and Prospectus,
each dated March 31, 2026, as previously supplemented

The first sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is revised to read as follows:
The Fund’s long portfolio will consist of foreign or U.S. companies that the Sub-Adviser believes present an opportunity for price appreciation. The Fund’s investments in foreign companies may include companies in developed or emerging markets.
The following risk disclosure is added to the “Principal Investment Risks” section of the Summary Prospectus and Prospectus:
Emerging Markets Risk. Investments in or exposures to emerging markets securities are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.